FEDERATED HERMES ADVISER SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 30, 2020

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES ADVISER SERIES (the “Trust” or “Registrant”)

Federated Hermes SDG High Yield Credit Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Hermes U.S. SMID Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

(collectively, the “Funds”)

1933 Act File No. 333-218374
1940 Act File No. 811-23259

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated October 31, 2020, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 35 on October 27, 2020.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary